Risk Assurance Liabilities - Additional Information (Detail)	12 Months Ended
	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2018 USD ($)
Guarantor Obligations [Line Items]
Maximum potential undiscounted future payment under risk assurance obligation	¥ 14,340,636,308	¥ 7,112,161,756	$ 2,085,759,044
Minimum [Member]
Guarantor Obligations [Line Items]
Term of risk assurance obligation	P6M	P6M
Maximum [Member]
Guarantor Obligations [Line Items]
Term of risk assurance obligation	P60M	P60M